CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2020 ARS ($) $ / $
Contractual commitments [abstract]
Contractual commitments	$ 65,136,836
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	63,526
Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	9,115,928
1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	10,827,234
3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	44,754,082
More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	376,066
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	$ 54,855,281	[1]
Exchange rate (in Ps. per dollars) | $ / $	84.15
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	$ 0	[1]
Financial Indebtedness [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	2,840,063	[1]
Financial Indebtedness [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	8,520,188	[1]
Financial Indebtedness [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	43,495,030	[1]
Financial Indebtedness [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	6,694,415	[2]
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	5,646,421	[2]
Purchase Obligations [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	1,047,994	[2]
Purchase Obligations [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Financial Leases [Member]
Contractual commitments [abstract]
Contractual commitments	3,587,140
Financial Leases [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	63,526
Financial Leases [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	629,444
Financial Leases [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	1,259,052
Financial Leases [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	1,259,052
Financial Leases [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	$ 376,066

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.